SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

21.SEGMENTED INFORMATION

The Company has three operating segments, which are the locations in which the Company operates. The reportable segments are the Company's Argentinian, Colombian, American and Mexican operations. A breakdown of revenues, short-term assets, long-term assets and net income for each reportable segment as at and for the years ended December 31, 2020 and 2019 is reported below.

Argentina		Colombia			Mexico			United States of America			Other		Total
		$		$			$			$			$		$
December 31, 2020:
Current assets		679,144		448,193			465,316			1,938			96,650		1,691,241
Property and equipment		2,680,675		2,989,580			437,596			51,278			15,999		6,175,128
Other non-current assets		773,279		976,278			135,876			—			1,357,658		3,243,091
Total assets		4,133,098		4,414,051			1,038,787			53,216			1,470,307		11,109,460
Revenues:
Tower rental revenue		945,647		550,418			278,281			—			—		1,774,346
Service revenue		—		—			—			346,317			626,319		972,636
Sales revenue		1,244,773		14,439			5,119,888			—			—		6,379,100
Total revenues		2,190,420		564,857			5,398,169			346,317			626,319		9,126,082
Net income (loss)		(2,388,551)		328,258			1,078,190			1,261,084			(3,953,285)		(3,674,304)
										United States of
		Argentina		Colombia			Mexico			America			Other		Total
	$		$			$			$			$		$
December 31, 2019:
Current assets		1,846,046		532,959			298,605			268,518			13,779		2,959,907
Property and equipment		3,390,632		1,997,048			3,243,634			85,612			15,120		8,732,046
Other non-current assets		669,687		808,973			1,204,380			5,328			1,620,728		4,309,096
Total assets		5,930,365		3,338,980			4,746,619			359,458			1,649,627		16,001,049
Revenues:
Tower rental revenue		1,102,810		292,848			244,978			—			—		1,640,636
Service revenue		—		—			—			561,759			—		561,759
Sales revenue		—		3,069,670			141,529			—			—		3,211,199
Total revenues		1,102,810		3,362,518			386,507			561,759			—		5,413,594
Net income (loss)		(4,042,521)		1,249,291			(994,550)			(1,322,940)			(3,036,548)		(8,147,268)